Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2022
Commitments [Abstract]
Commitments and contingent liabilities

Note 6. Commitments and contingent liabilities

The Company has rent agreements for its offices and plants, that are accounted for as operating leases.

The latest period included in the agreements will end by February 28, 2031. Certain agreements have extension options.

Future minimum lease commitments under non-cancellable operating leases as of June 30, 2022, are as follows:

US$ thousands
(Unaudited)
2022	$2,551
2023	4,979
2024	4,345
2025	3,170
2026 and thereafter	2,900
$17,945